Commitments and Contingencies (Details 2) (Naming, promotional and sponsorship agreement, Subsidiary, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Naming, promotional and sponsorship agreement | Subsidiary
Commitments and Contingencies
Amount expected to be paid in next year	$ 2.9
Increase in successive annual payment (as a percent)	0.023